Income Taxes - Summary of Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₩ 12,950,032	₩ 13,436,624
Deferred tax liabilities	(6,500,975)	(5,944,472)
Net Deferred tax assets(liabilities)	₩ 6,449,057	₩ 7,492,152	₩ 7,998,667